Time charter revenues - Schedule of Disclosure of Components of Operating Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Time charter revenues	$ 131.9	$ 123.6	$ 36.7